Related Party Balances and Transactions - Schedule of Related Party Transaction (Details)		12 Months Ended
		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Jiamei [Member]
Jiamei
Sales		$ 1,051,069	$ 135,042	$ 638,635
Mrs. Cheng [Member]
Mrs. Cheng
Rental expenses	[1]	3,470,080	445,837	3,313,247	3,320,100
Commission paid		1,038,745	133,458	1,160,231	578,095
Mr. Cheng [Member]
Mrs. Cheng
Sales commission		$ 255,377	$ 32,811	$ 286,005	$ 191,591

[1]	The leased property was jointly-owned by Mrs. Cheng and Mr. Zheng Hongrong.